Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 3 - Shareholders’ Equity

A.          General

The Company’s shares are traded on the NASDAQ Global Market under the symbol “CAMT” and also listed and traded on the Tel-Aviv stock exchange.

B.          Changes in Stock Options and RSUs

The number of restricted share units (RSUs) vested in the six-month period ended June 30, 2025, was 253,139.

In the first six months of 2025, 266,773 stock options and RSUs were granted by the Company with a vesting period of one to four years.

2025 Grant
Valuation assumptions:
Dividend yield	-
Expected volatility	62%
Risk-free interest rate	3.67%
Expected life (years) *	4.0
Vesting period (years)	1.0

*Expected life for the periods presented was determined according to the simplified method. The Company determined that the simplified method is appropriate due to substantial changes in vesting periods of options granted which cause existing historical experience to be irrelevant to expectations for current grants.

C.          Share-based Compensation Expense

The total share-based compensation expense amounted to $8,275, $7,198, and $14,501 for the six-month periods ended June 30, 2025 and 2024 and the year ended December 31, 2024, respectively.